Schedule of Valuation Inputs for Fair Value of Awards (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	45.20%	44.40%
Expected term (years)	3 years	3 years
3 Year [Member] | US Interest Rates [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Three year risk free interest rate (based on US interest rates)	1.50%	2.20%